REVENUES, OTHER LOSS, NET AND OTHER INCOME (EXPENSES), NET- Summary of other income (expenses), net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
REVENUES, OTHER LOSS, NET AND OTHER INCOME (EXPENSES), NET
Government grants	¥ 22,971	$ 3,147	¥ 114,282	¥ 56,867
Income from ADS Reimbursement	3,660	501	12,696	10,386
Value added tax transferred out	(30,757)	(4,214)	(37,237)	(32,766)
Others	(2,256)	(308)	10,622	(11,480)
Total	¥ (6,382)	$ (874)	¥ 100,363	¥ 23,007